Net Income (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following shows the computation of basic and diluted net income (loss) per ordinary share:

	Year Ended December 31,			Nine Months ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Numerator
Net income (loss)	$(8,543)	$4,972	$18,281	$14,594	$16,813
Less: Accretion to preferred shares	(2,513)	(1,147)	(55)	(42)	(23)
Less: Allocation of net income to participating preferred shares and restricted shares	—	(3,748)	(15,112)	(12,038)	(13,651)

Numerator for basic calculation	(11,056)	77	3,114	2,514	3,139
Undistributed earnings re-allocated to ordinary shareholders	—	22	1,059	847	926

Numerator for diluted calculation	$(11,056)	$99	$4,173	$3,361	$4,065

Denominator
Denominator for basic calculation, weighted-average number of shares of ordinary share outstanding	4,157,498	4,260,192	4,319,243	4,303,135	4,618,302
Dilutive effect of share option	—	1,664,198	2,047,439	1,991,931	1,926,644
Dilutive effect of restricted shares and awards	—	—	—	—	12,422

Denominator for diluted calculation	4,157,498	5,924,390	6,366,682	6,295,066	6,557,368

Net income (loss) per share
Basic	$(2.66)	$0.02	$0.72	$0.58	$0.68

Diluted	$(2.66)	$0.02	$0.66	$0.53	$0.62

Schedule of Anti-dilutive Shares not Included in Calculation of Diluted Net Loss Per Share

The following table sets forth potential shares of ordinary shares that are not included in the calculation of diluted net income (loss) per share because including them would be anti-dilutive as of the end of each period presented:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Convertible preferred shares	15,411,033	16,163,598	16,163,598	16,163,598	16,163,598
Equity awards outstanding	1,967,598	—	—	—	—
Warrants to purchase convertible preferred share	614,521	—	—	—	—

	17,993,152	16,163,598	16,163,598	16,163,598	16,163,598

Schedule of Equity Awards not Included In Calculation of Diluted Net Income (Loss) Per Share

The following table sets forth potential shares of ordinary shares that are not included in the calculation of diluted net income (loss) per share for the corresponding periods because the number of shares calculated based on the assumed proceeds from exercise of the equity awards and the weighted average fair value of the Company’s ordinary shares is higher than the number of shares assumed to be issued under the awards:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)	(unaudited)
Equity awards outstanding	86,650	93,624	154,906	417,120	1,726,480